UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:		200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 10, 2012


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	548,519



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS, INC.       COM              00751Y106    27837   408042 SH       Sole                   408042
APPLE INC COM                  COM              037833100      234      400 SH       Sole                      400
BANK OF AMERICA CORPORATION CO COM              060505104      376    46000 SH       Sole                    46000
BERKLEY W R CORPORATION        COM              084423102    19325   496535 SH       Sole                   496535
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    48978      392 SH       Sole                      392
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    33499   402005 SH       Sole                   402005
CINCINNATI FINL CORP           COM              172062101      510    13400 SH       Sole                    13400
COCA COLA CO COM               COM              191216100     7402    94668 SH       Sole                    94668
COINSTAR INC COM               COM              19259P300     8184   119200 SH       Sole                   119200
COMCAST CORP NEW CL A SPL      COM              20030N200    46348  1476066 SH       Sole                  1476066
DOLBY LABORATORIES, INC.- CL A COM              25659T107    22811   552317 SH       Sole                   552317
EVERBANK FINL CORP COM         COM              29977G102    52277  4809318 SH       Sole                  4809318
EXACT SCIENCES CORP COM        COM              30063P105     3300   307800 SH       Sole                   307800
EXPONENT INC                   COM              30214U102      528    10000 SH       Sole                    10000
FLIR SYS INC COM               COM              302445101    35827  1837299 SH       Sole                  1837299
GALLAGHER ARTHUR J & CO        COM              363576109      856    24400 SH       Sole                    24400
HOUSTON WIRE & CABLE CO COM    COM              44244K109     1403   128364 SH       Sole                   128364
JOHNSON & JOHNSON COM          COM              478160104     1017    15050 SH       Sole                    15050
KINDER MORGAN ENERGY PARTNERS  COM              494550106      240     3058 SH       Sole                     3058
LABORATORY CORP AMER HLDGS COM COM              50540R409    45451   490780 SH       Sole                   490780
LENDER PROCESSING SERVICES     COM              52602E102     2993   118400 SH       Sole                   118400
LOCKHEED MARTIN CORP           COM              539830109      379     4350 SH       Sole                     4350
MARKEL CORP COM                COM              570535104    36509    82656 SH       Sole                    82656
MERCURY GENL CORP NEW COM      COM              589400100      610    14650 SH       Sole                    14650
ONEBEACON INSURANCE GROUP LTD  COM              G67742109      694    53340 SH       Sole                    53340
PAYCHEX INC                    COM              704326107      627    19950 SH       Sole                    19950
PENN NATL GAMING INC COM       COM              707569109     7580   170000 SH       Sole                   170000
RLI CORP COM                   COM              749607107      853    12500 SH       Sole                    12500
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    35914  1181394 SH       Sole                  1181394
SIEM INDS INC COM              COM              G81226105     2554    41200 SH       Sole                    41200
SONOCO PRODS CO COM            COM              835495102      377    12500 SH       Sole                    12500
STRAYER ED INC COM             COM              863236105    26211   240424 SH       Sole                   240424
STRYKER CORP COM               COM              863667101     7283   132185 SH       Sole                   132185
TEMPUR PEDIC INTL INC COM      COM              88023U101    15493   662385 SH       Sole                   662385
THOR INDS INC COM              COM              885160101     1073    39148 SH       Sole                    39148
TORCHMARK CORP COM             COM              891027104    20049   396615 SH       Sole                   396615
TORTOISE MLP FD INC COM        COM              89148B101      360    14410 SH       Sole                    14410
US BANCORP DEL COM NEW         COM              902973304      646    20090 SH       Sole                    20090
VULCAN MATLS CO COM            COM              929160109      259     6520 SH       Sole                     6520
WASHINGTON POST CO CL B        COM              939640108     5540    14819 SH       Sole                    14819
WELLS FARGO & CO NEW COM       COM              949746101     1356    40554 SH       Sole                    40554
WHITE RIV CAP INC COM          COM              96445P105     1423    62550 SH       Sole                    62550
WMS INDUSTRIES INC             COM              929297109    23330  1169412 SH       Sole                  1169412